Staff Costs - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Director	Dec. 31, 2017 GBP (£) Director	Dec. 31, 2016 GBP (£) Director
Classes Of Employee Benefits Expense [Abstract]
Number of directors, exercised share options | Director	1	0	1
Gain on exercise of option | £	£ 4.2	£ 0.0	£ 0.0
Director cease holding office period from grant date	4 years